Registration Nos. 33-74092
                                                                       811-8288

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                          Pre-Effective Amendment No.
                          Post-Effective Amendment No. 6                   [X]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 6                            [X]

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E
                           (Exact Name of Registrant)

                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                               (Name of Depositor)

                          11825 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
              (Address of Depositor's Principal Executive Offices)

                                 (317) 817-3700
               (Depositor's Telephone Number, including Area Code)

                              Michael A. Colliflower
                    Great American Reserve Insurance Company
                          11825 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
                     (Name and Address of Agent for Service)


It is  proposed  that this filing will  become effective:

[X]  immediately  upon filing pursuant to paragraph (b) of Rule 485
[ ]  on (date)  pursuant to paragraph  (b) of Rule 485
[ ]  60 days  after  filing  pursuant  to  paragraph  (a) (1) of Rule 485
[ ]  on [date] pursuant to paragraph (a) (1) of Rule 485



If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Registered:
     Individual and Group Deferred Annuity Contracts and Certificates




                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                                    FORM N-4

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        Under The Securities Act of 1933

Form N-4
Item No.                                    PART A - Prospectus Caption
- --------                                             ------------------
 1.    Cover Page...................................       Cover Page

 2.    Definitions..................................       Definitions

 3.    Synopsis or Highlights.......................       Summary

 4.    Condensed Financial Information..............       Condensed Financial Information

 5.    General Description of Registrant,...........       Great American Reserve, Variable Account, and
       Depositor and Portfolio Companies                   Investment Options

 6.    Deductions and Expense.......................       Contract Charges

 7.    General Description of Variable..............       The Contracts
       Annuity Contracts

 8.    Annuity Period ..............................       The Contracts
                                                           Section B. Settlement Provisions

 9.    Death Benefit................................       The Contracts
                                                           Section B.  Settlement Provisions:  Death Benefit on or
                                                           After Maturity Date

10.    Purchase and Contract Values.................       Great American Reserve, Variable Account, and
                                                           Investment Options
                                                           The Contracts
                                                           Section A. Accumulation Provisions

11.    Redemptions..................................       The Contracts
                                                           Section B. Settlement Provisions

12.    Taxes........................................       Federal Tax Status

13.    Legal Proceedings............................       Not Applicable

14.    Table of Contents of the Statement...........       Table of Contents of the Statement
       of Additional Information                           of Additional Information

Form N-4
Item No.
- --------

                                                  PART B - Statement of Additional Information
                                                           -----------------------------------
15.    Cover Page...................................       Statement of Additional Information
                                                           Cover Page

16.    Table of Contents............................       Table of Contents

17.    General Information and History..............       General Information and History

18.    Services.....................................       Not Applicable

19.    Purchase of Securities.......................       Not Applicable
       Being Offered

20.    Underwriters.................................       Distribution

21.    Calculation of Performance Data..............       Calculation of Yield Quotations, Calculation of
                                                           Total Return Quotations, and Other Performance Data

22.    Annuity Payments.............................       Not Applicable

23.    Financial Statements.........................       Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.
--------------------------------------------------------------------------------

Parts A and B were filed in Post-Effective Amendment No. 5 to Registrant's
Form N-4 (File Nos. 33-74092 and 811-08288) and are incorporated herein by reference.
--------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


     (a) The financial statements of Great American Reserve Insurance Company and Great American Reserve Variable Annuity Account E are contained in Part B of this Registration Statement.


     (b)  Exhibits

           (1) -Resolution of the Board of Directors of Great American Reserve authorizing the establishment of Variable Account dated November 12, 1993.

           (2) -Not Applicable.

           (3) -Form of Principal Underwriting Agreement by and among Great American Reserve, Variable Account and GARCO Equity Sales.

           (4)(a)  --  Form  of   Individual   Fixed/Variable   Annuity
           Contract.

           (4)(b)  -- Form of Group  Fixed/Variable  Annuity  Contract.

           (5)  -Application  for  Contracts.

           (6) (i)-Articles of Incorporation of Great American
           Reserve.**

           (6) (ii) -Bylaws of Great American Reserve.**

           (7) -Not Applicable.

           (8) (i)-Form of Fund Participation Agreement by and among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.*

           (8) (ii)-Form of Fund Participation Agreement by and among Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.*

           (8) (iii)-Form of Fund Participation by and between Great American Reserve Insurance Company, Insurance Mangement Series and Federated Securities Corp.*

           (8) (iv)-Form of Fund Participation between Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.*

           (8) (v)-Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord, Abbett & Co. and Great American Reserve Insurance Company.*

           (8) (vi)-Form of Fund Participation Agreement between
           American Century Investment Services, Inc. and Great American Reserve Insurance Company.*

           (8) (vii)-Form of Fund Participation Agreement between INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and the Company.**

           (9) --  Opinion and Consent of Counsel.***

           (10) -- Consent of Independent Accountants.***

           (11) -- Not Applicable.

           (12) -- None.

           (13) -- Schedule for  computation of performance  quotations.***

           (27) -- Not Applicable

     *Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, File Nos. 333-40309/811-08483 filed electronically on February 3, 1998.

     **Incorporated by reference to Form N-4, Great American Reserve Variable Annuity Account G, File Nos. 333-00373/811-07501, filed electronically on January 23, 1996.

***Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 (File Nos. 33-74092 and 811-08288) filed electronically on April 28, 1998.

ITEM 25.  DIRECTORS AND OFFICERS OF GREAT AMERICAN RESERVE

              The following table sets forth certain information regarding the executive officers of Great American Reserve who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 N. Pennsylvania Street, Carmel, IN 46032.



Name and Principal              Position and Offices
  Business Address*                with Depositor
-------------------  ---------------------------------------

Ngaire E. Cuneo         Director

Stephen C. Hilbert      Director and Chairman of the Board

Rollin M. Dick          Director, Executive Vice President and
                        Chief Financial Officer

Thomas J. Kilian        Director and President


John J. Sabl            Director, Executive Vice President, General
                        Counsel and Secretary




ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):

     CONSECO, INC. (Indiana) - (publicly traded)
         CIHC, Incorporated (Delaware)
              Bankers National Life Insurance Company (Texas)
                      National Fidelity Life Insurance Company (Missouri)
              Bankers Life Insurance Company of Illinois (Illinois)
                      Bankers Life & Casualty Company (Illinois)
                               Certified Life Insurance Company (California)
              Jefferson National Life Insurance Company of Texas (Texas)
                      Beneficial Standard Life Insurance Company (California)
              Great American Reserve Insurance Company (Texas)
      American Life Holdings, Inc. (Delaware)
              American Life Holding Company (Delaware)
                       American Life and Casualty Insurance Company (Iowa)
                                Vulcan Life Insurance Company (Alabama) - (98%)
      Life Partners Group, Inc. (Delaware)
              Wabash Life Insurance Company (Kentucky)
                    Massachusetts General Life Insurance Company (Massachusetts) Philadelphia Life Insurance Company (Pennsylvania)
                                Lamar Life Insurance Company (Mississippi)
      American Travellers Life Insurance Company (Pennsylvania)
              United General Life Insurance Company (Texas)
              American Travellers Insurance Company of New York (New York) Intermediate Holdings, Inc. (Delaware)

   THD, Inc. (Delaware)
              TLIC Life Insurance Company (Texas)
                    Transport Life Insurance Company (Texas)
                                Continental Life Insurance Company (Texas)
 Capitol American Financial Corporation (Ohio)
      Capitol Insurance Company of Ohio (Ohio)
      Capitol American Life Insurance Company (Arizona)

                      Frontier National Life Insurance Company (Ohio) Capitol National Life Insurance Company (Ohio)
         Conseco Capital Management, Inc. (Delaware)
         Conseco Equity Sales, Inc. (Texas)
         Conseco Financial Services, Inc. (Pennsylvania)
         Conseco Marketing, LLC (Indiana)
         Conseco Services, LLC (Indiana)
         Lincoln American Life Insurance Company (Tennessee)
         Marketing Distribution Systems, Consulting Group, Inc. (Delaware)
              MDS of New Jersey, Inc. (New Jersey)
              MDS Securities Incorporated (Delaware)
              Bankmark School of Business, Inc. (Delaware)
         Conseco Series Trust (Massachusetts)*
         Conseco Fund Group (Massachusetts) (publicly held)**

* The shares of Conseco Series Trust currently are sold to Bankers National Variable Account B, Great American Reserve Variable Annuity Account C, and Great American Reserve Variable Annuity Account E, each being segregated asset accounts established pursuant to Texas law by Bankers National Life Insurance Company and Great American Reserve Insurance Company, respectively.

** The shares of the Conseco Fund Group are sold to the public; Conseco affiliates currently hold in excess of 95% of its shares.



ITEM 27.  NUMBER OF CONTRACT OWNERS


     As of March 31, 1998, there were 7,612 Qualified Contract Owners and 1,513 Non-Qualified Contract Owners.


ITEM 28.  INDEMNIFICATION

     The Board of Directors of Great American Reserve is indemnified by Great American Reserve against claims and liabilities to which such person may become subject by reason of having been a member of such Board or by reason of any action alleged to have been taken or omitted by him as such member, and the member shall be indemnified for all legal and other expenses reasonably incurred by him in connection with any such claim or liability; however, no indemnification shall be made in connection with any claim or liability unless such person (i) conducted himself in good faith, (ii) in the case of conduct in his official capacity as a member of the Board of Directors, reasonably believed that his conduct was in the best interests of Variable Account, and, in all other cases reasonably believed that his conduct was at least not opposed to the best interests of Variable Account, and (iii) in the case of any criminal proceeding, had no reasonable cause to believe that his conduct was unlawful.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to members of Great American Reserve's Board of Directors, officers and controlling persons of the Registrant pursuant to the provisions described under "Indemnification" or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a member of the Board of Directors, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Variable Account has no officers or employees. Employees of an affiliated company who perform administrative services for the Variable Account are covered by an officers and directors liability policy.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Conseco Equity Sales, Inc. ("Conseco Equity Sales") is the principal underwriter for the following investment companies (other than Registrant):

Great American Reserve Variable Annuity Account C
Great American Reserve Variable Annuity Account F
Great American Reserve Variable Annuity Account G
Conseco Fund Group.

(b) The following table sets forth certain information regarding the officers and directors of Conseco Equity Sales. Their address is 11815
N. Pennsylvania Street, Carmel, IN 46032.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES
 BUSINESS ADDRESS                        WITH CONSECO EQUITY SALES, INC.
- --------------------                    --------------------------------

L. Gregory Gloeckner                    President and Director

                                        Senior Vice President, Treasurer
James S. Adams                          and Director

                                        Vice President, Senior Counsel,
William P. Latimer                      Secretary, and Director

William T. Devanney, Jr.                Senior Vice President, Corporate Taxes

Christene H. Darnell                    Vice President, Management Reporting

Lisa M. Zimmerman                       Assistant Vice President, Corporate
                                        Taxes

Christine E. Monical                    Second Vice President and Assistant
                                        General Counsel



                          NET UNDERWRITING
NAME OF                   DISCOUNTS AND          COMPENSATION ON           BROKERAGE
PRINCIPAL UNDERWRITER     COMMISSIONS            REDEMPTION                COMMISSIONS       COMPENSATION*
- ---------------------     -----------            -------------             -----------       -------------

Conseco Equity                 None                       None                      None             None
Sales, Inc.



*Fees paid by Great American Reserve for serving as underwriter



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Great American Reserve Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 31.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.  UNDERTAKINGS

     1. The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     2. The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     3. The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

     4. The Securities and Exchange Commission (the "SEC") issued the American Counsel of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:


                  (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

                  (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

                  (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

                  (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.


     5. Great American Reserve represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Great American Reserve.


                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Carmel, State of Indiana, on this 14th day of May, 1998.


                         GREAT AMERICAN RESERVE VARIABLE ANNUITY
                         ACCOUNT E
                          (Registrant)


                         By: Great American Reserve Insurance Company




                         By: /s/THOMAS J. KILIAN
                             ----------------------------------------


                         GREAT AMERICAN RESERVE INSURANCE COMPANY
                            (Depositor)





                         By: /s/THOMAS J. KILIAN
                            ------------------------------------------


     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                               TITLE                                       DATE
----------                              -----                                       ----

/s/STEPHEN C. HILBERT             Director, Chairman of the Board           May 14, 1998
--------------------------                                                 ---------------
    Stephen C. Hilbert


/s/THOMAS J. KILIAN               Director and President                     May 14, 1998
--------------------------       (Principal Executive Officer)             ----------------
    Thomas J. Kilian


/s/ROLLIN M. DICK                 Director, Executive Vice President         May 14, 1998
--------------------------        and Chief Financial Officer (Principal   ----------------
    Rollin M. Dick                Financial and Accounting Officer)


/s/NGAIRE E. CUNEO                Director                                  May 14, 1998
--------------------------                                                  ---------------
    Ngaire E. Cuneo

/s/JOHN J. SABL                  Director, Executive Vice President,        May 14, 1998
---------------------------      General Counsel and Secretary             ----------------
    John J. Sabl




                                 INDEX TO EXHIBITS

Exhibit
Number                    Exhibit
- ------                    -------



EX-99.B(1)      Resolution of the Board of Directors

EX-99.B(3)      Form of Principal Underwriting Agreement.

EX-99.B(4)(a)   Form of Individual Fixed/Variable Annuity Contract.

EX-99.B(4)(b)   Form of Group Fixed/Variable Annuity Contract.

EX-99.B(5)      Application for Contract.